Commitments, Guarantees and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Guarantee Obligations [Line Items]
Commitments for purchase of property, plant and equipment	₨ 12,931				$ 176.8
Guarantee obligations issued	906				12.4
Contingent liability	415	$ 5.7
Demand received related to services tax assessment			₨ 120	$ 1.6
Performance Bank Guarantees [Member]
Guarantee Obligations [Line Items]
Outstanding guarantees	5,366				73.4
Purchase commitments	10				0.1
Performance Bank Guarantees [Member] | Commissioned Plants
Guarantee Obligations [Line Items]
Outstanding guarantees	516				7.1
Guarantees from Financial Institutions [Member]
Guarantee Obligations [Line Items]
Guarantee obligation	₨ 932				$ 12.7